Vedder Price 222 North LaSalle Street Chicago, Illinois 60601	T: +1 312 609 7500 F: +1 312 609 5005 vedder.com

Jake W. Wiesen
Shareholder
+1 (312) 609 7838
jwiesen@vedder.com

March 4, 2026

VIA EDGAR U.S. Securities and Exchange Commission 100 F Street N.E. Washington, D.C. 20549

Re:	Crossmark ETF Trust File Nos. 333-286254 and 811-24070

To the Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, in lieu of filing under paragraph (b) or (c) of Rule 497, on behalf of Crossmark ETF Trust (the “Registrant”), we hereby certify that (1) the form of Prospectus dated February 27, 2026 and Statement of Additional Information dated February 27, 2026, as filed on February 27, 2026, for the Registrant that would have been filed under paragraph (b) or (c) of Rule 497 does not differ from that contained in the most recent registration statement or amendment and (2) the text of the most recent registration statement or amendment has been filed electronically.

Very truly yours,

/s/ Jake W. Wiesen
Jake W. Wiesen